BUSINESS COMBINATION (Details) - Metalgrafica Lguacu S. A [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Purchase price considered for the business combination	R$ 133,363
Equity Interests Issued [Member]
IfrsStatementLineItems [Line Items]
Purchase price considered for the business combination	263
Equity Interests Issued 1 [Member]
IfrsStatementLineItems [Line Items]
Purchase price considered for the business combination	R$ 133,100